Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details) - Xiaomi ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Loan from Related Party
Related Party Transaction [Line Items]
Loan from related party | ¥	¥ 31,900
Interest rate of loan	5.52%
Loan term	3 months
Extended loan term	3 months
Loan to Related Party
Related Party Transaction [Line Items]
Loan to related party | $		$ 5,000
Description of interest rate	3-month Libor add 10bps
Basis spread on variable rate	0.10%	0.10%
Loan term	3 months
Extended loan term	3 months